Contingencies - Environmental (Details) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2012 item	Dec. 31, 2017 USD ($) a action	Dec. 31, 2016 USD ($)	Dec. 31, 1992 entity
Other Current Liabilities And Other Noncurrent Liabilities
Environmental remediation
Estimated potential liability for all environmental matters		$ 37
Lowry Landfill Site | Denver And Waste Management Litigation
Environmental remediation
Loss Contingency, Number of Defendants | entity				38
Waste Disposal Remediation | Lowry Landfill Site
Environmental remediation
Estimated additional cleanup costs		10
Estimated additional site costs for the potentially responsible party (PRP) group		$ 1
Waste Disposal Remediation | Lowry Landfill Site | Waste Management
Environmental remediation
Project costs to date			$ 142
Period before projected completion of project when response cost is expected to exceed minimum amount		3 years
Waste Disposal Remediation | Lowry Landfill Site | Waste Management | Minimum
Environmental remediation
Site contingency response cost		$ 319
Waste Disposal Remediation | Lowry Landfill Site | Denver And Waste Management Litigation
Environmental remediation
Number of actions in which the company is actively involved | action		0
Waste Disposal Remediation | Lower Duwamish Site
Environmental remediation
Project costs to date		$ 100
Total site remediation costs expected to cover river bottom area in excess of amount spent to date		$ 342
Area of river bottom to be remediated (in acres) | a		200
Waste Disposal Remediation | Lower Duwamish Site | Minimum
Environmental remediation
Number of potentially responsible parties (PRPs) | item	50
Number of industrial companies and governmental entities under review | item	30
Number of PRP groups discussing allocation proposals | item	2